Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Schedule of Movements in Noncontrolling Interest	The following tables show the movements in total noncontrolling interest during the years ended December 31, 2021 and 2020:

Year ended December 31, 2021 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	72	94
Distributions to noncontrolling interest	(4)	(10)	(14)
Net income attributable to noncontrolling interest	2	6	8
Noncontrolling interest - ending	20	68	88

Year ended December 31, 2020 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	59	79
Contributions from sale of noncontrolling interest (Note 4)	—	9	9
Distributions to noncontrolling interest	—	(2)	(2)
Net income attributable to noncontrolling interest	2	6	8
Noncontrolling interest - ending	22	72	94
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2021 and 2020:

Year ended December 31, 2021 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	22	49	71
Distributions to noncontrolling interest	(4)	(7)	(11)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	20	46	66

Year ended December 31, 2020 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	47	67
Distributions to noncontrolling interest	—	(2)	(2)
Net income attributable to noncontrolling interest	2	4	6
Noncontrolling interest - ending	22	49	71
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2021 and 2020:

Year ended December 31 (millions of dollars)	2021	2020
Noncontrolling interest - beginning	23	12
Contributions from sale of noncontrolling interest (Note 4)	—	9
Distributions to noncontrolling interest	(3)	—
Net income attributable to noncontrolling interest	2	2
Noncontrolling interest - ending	22	23